PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total Revenues	¥ 472,085	$ 68,446	¥ 485,633	¥ 223,011
Cost of revenues	(624,494)	(90,543)	(542,530)	(209,928)
General and administrative expenses	(311,160)	(45,114)	(347,746)	(294,823)
Selling expenses	(61,479)	(8,914)	(53,675)	(25,761)
Operating loss	(525,048)	(76,125)	(458,318)	(316,001)
Interest income	10,021	1,453	5,894	8,440
Interest expense	(120,357)	(17,450)	(73,789)	(81,359)
Other income, net	(216,607)	(31,405)	(1,223)	6,312
Foreign exchange gain(loss)	54,982	7,972	(19,925)	(58,686)
Net loss attributable to Concord Medical Services Holdings Limited	(489,661)	(70,993)	(271,427)	(309,989)
Other comprehensive income (loss), net of tax of nil foreign currency translation adjustments	(53,964)	(7,824)	14,821	50,856
Total other comprehensive income (loss), net of tax	(53,964)	(7,824)	14,821	50,856
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(543,625)	(78,817)	(256,606)	(259,133)
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total Revenues	0	0	0	0
Cost of revenues	0	0	0	0
General and administrative expenses	5,242	760	(14,428)	(23,598)
Selling expenses	(524)	(76)	(2,090)	(2,969)
Operating loss	4,718	684	(16,518)	(26,567)
Equity in loss of subsidiaries	(605,175)	(87,741)	(793,117)	(621,932)
Interest income	0	0	0	588
Interest expense	(10,394)	(1,507)	(1,459)	(3,036)
Changes in fair value of derivatives	1,055	153	0	0
Other income, net	96,609	14,007	0	0
Foreign exchange gain(loss)	23,526	3,411	(9,527)	(18,962)
Net loss attributable to Concord Medical Services Holdings Limited	(489,661)	(70,993)	(820,621)	(669,909)
Other comprehensive income (loss), net of tax of nil foreign currency translation adjustments	(53,964)	(7,824)	14,821	50,856
Total other comprehensive income (loss), net of tax	(53,964)	(7,824)	14,821	50,856
Comprehensive loss attributable to Concord Medical Services Holdings Limited	¥ (543,625)	$ (78,817)	¥ (805,800)	¥ (619,053)